New Financial Reporting Standards, Published Interpretations, and Amendments to Standards	12 Months Ended
Dec. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New Financial Reporting Standards, Published Interpretations, and Amendments to Standards
Note 3 - New Financial Reporting Standards, Published Interpretations, and Amendments to Standards

a) Initial application of new standards, amendments to standards and interpretations

Standard / interpretation / amendment		Publication requirements	Application and transitional provisions	Expected impact
(1)	Amendment to IAS 1, Presentation of Financial Statements: “Disclosure of Accounting Policies.”
According to the amendment companies must provide disclosure of their material accounting policies rather than their significant accounting policies. Pursuant to the amendment, accounting policy information is material if, when considered with other information disclosed in the financial statements, it can be reasonably be expected to influence decisions that the users of the financial statements make on the basis of those financial statements.
The amendment to IAS 1 also clarifies that accounting policy information is expected to be material if, without it, the users of the financial statements would be unable to understand other material information in the financial statements. The amendment also clarifies that immaterial accounting policy information need not be disclosed.
The amendment is initially applied in the annual financial statements for 2023.
As a result of applying the Amendment, the extent of the accounting policy disclosure provided in the financial statements for 2023 was reduced and adjusted according to the Company’s specific circumstances.

(2)	Amendment to IAS 12 Income taxes: Deferred tax associated with assets and liabilities arising from a single transaction
The Amendment narrows the scope of the exemption from recognizing deferred taxes as a result of temporary differences created at the initial recognition of assets and/or liabilities, so that it does not apply to transactions that give rise to equal and offsetting temporary differences.
As a result, companies will need to recognize a deferred tax asset or a deferred tax liability for these temporary differences at the initial recognition of transactions that give rise to equal and offsetting temporary differences, such as lease transactions and provisions for decommissioning and restoration.

The Amendment is effective for annual periods beginning on or after January 1, 2023. For deferred taxes arising from leases and decommissioning and restoration liabilities, the Amendment is applied by amending the opening balance of retained earnings for the earliest comparative data presented.
Application of the Amendment did not have a material effect on the financial statements.

Standard / interpretation / amendment		Publication requirements	Application and transitional provisions	Expected impact

(3)	Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current and subsequent amendment: Non-Current Liabilities with Covenants
The Amendment, together with the subsequent amendment to IAS 1 replaces certain requirements for classifying liabilities as current or non-current.
According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period.
According to the subsequent amendment, as published in October 2022, covenants with which the entity must comply after the reporting date, do not affect classification of the liability as current or non-current. Additionally, the subsequent amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants.
Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment and subsequent amendment are effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The Amendment and subsequent amendment are applicable retrospectively, including an amendment to comparative data.
The Group is examining the effects of the Amendment on the financial statements.